UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	12-31-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

ANNUAL SHAREHOLDER REPORT

VP Avantis Global Equity Allocation Fund

Class I (AVVPX)	December 31, 2024

This annual shareholder report contains important information about VP Avantis Global Equity Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/vpdocs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.44%

What were the key factors that affected the fund’s performance?
VP Avantis Global Equity Allocation Fund Class I returned 12.83% for the reporting period ended December 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund's performance compared to the MSCI ACWI IMI.
•	Against a backdrop of moderating inflation through much of the period, central bank rate cuts and persistent growth, global stocks rallied. The U.S. market was the main driver of global stock market performance, outpacing its developed and emerging markets peers for the period.
•	The primary driver of underperformance for the period was the portfolio’s underweight versus the index to mega caps and overweights to large-, mid- and small-cap companies. On the year, differences in returns among size segments were meaningful. Mega caps were the highest performers, besting large and small caps with greater outperformance versus smaller companies.
•	A focus on more attractive valuations helped partially offset relative results. In particular, the portfolio’s underweight to stocks with the lowest combined book-to-market and profitability characteristics contributed. This area of the market underperformed the rest of the market.

Cumulative Performance (based on an initial $10,000 investment)
July 20, 2023 through December 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Class I	12.83%	12.40%	7/20/23
MSCI ACWI IMI	16.37%	14.62%	—

The performance information presented does not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower performance.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$592,536
Management Fees (dollars paid during the reporting period)	$2,321
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	18

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	66.0%
International Equity Funds	33.5%
Short-Term Investments	16.6%
Other Assets and Liabilities	(16.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/vpdocs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24936643

ANNUAL SHAREHOLDER REPORT

VP Avantis Global Equity Allocation Fund

Class II (AVVAX)	December 31, 2024

This annual shareholder report contains important information about VP Avantis Global Equity Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/vpdocs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$73	0.69%

What were the key factors that affected the fund’s performance?
VP Avantis Global Equity Allocation Fund Class II returned 12.55% for the reporting period ended December 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund's performance compared to the MSCI ACWI IMI.
•	Against a backdrop of moderating inflation through much of the period, central bank rate cuts and persistent growth, global stocks rallied. The U.S. market was the main driver of global stock market performance, outpacing its developed and emerging markets peers for the period.
•	The primary driver of underperformance for the period was the portfolio’s underweight versus the index to mega caps and overweights to large-, mid- and small-cap companies. On the year, differences in returns among size segments were meaningful. Mega caps were the highest performers, besting large and small caps with greater outperformance versus smaller companies.
•	A focus on more attractive valuations helped partially offset relative results. In particular, the portfolio’s underweight to stocks with the lowest combined book-to-market and profitability characteristics contributed. This area of the market underperformed the rest of the market.

Cumulative Performance (based on an initial $10,000 investment)
July 20, 2023 through December 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Class II	12.55%	12.13%	7/20/23
MSCI ACWI IMI	16.37%	14.62%	—

The performance information presented does not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower performance.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$592,536
Management Fees (dollars paid during the reporting period)	$2,321
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	18

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	66.0%
International Equity Funds	33.5%
Short-Term Investments	16.6%
Other Assets and Liabilities	(16.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/vpdocs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24936635

ANNUAL SHAREHOLDER REPORT

VP Avantis Global Equity Allocation Fund

Class Y (AVVYX)	December 31, 2024

This annual shareholder report contains important information about VP Avantis Global Equity Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/vpdocs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$10	0.09%

What were the key factors that affected the fund’s performance?
VP Avantis Global Equity Allocation Fund Class Y returned 13.23% for the reporting period ended December 31, 2024.
The fund seeks long-term capital appreciation. The commentary below refers to the fund's performance compared to the MSCI ACWI IMI.
•	Against a backdrop of moderating inflation through much of the period, central bank rate cuts and persistent growth, global stocks rallied. The U.S. market was the main driver of global stock market performance, outpacing its developed and emerging markets peers for the period.
•	The primary driver of underperformance for the period was the portfolio’s underweight versus the index to mega caps and overweights to large-, mid- and small-cap companies. On the year, differences in returns among size segments were meaningful. Mega caps were the highest performers, besting large and small caps with greater outperformance versus smaller companies.
•	A focus on more attractive valuations helped partially offset relative results. In particular, the portfolio’s underweight to stocks with the lowest combined book-to-market and profitability characteristics contributed. This area of the market underperformed the rest of the market.

Cumulative Performance (based on an initial $10,000 investment)
July 20, 2023 through December 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Class Y	13.23%	12.79%	7/20/23
MSCI ACWI IMI	16.37%	14.62%	—

The performance information presented does not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower performance.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$592,536
Management Fees (dollars paid during the reporting period)	$2,321
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	18

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	66.0%
International Equity Funds	33.5%
Short-Term Investments	16.6%
Other Assets and Liabilities	(16.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/vpdocs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24936627

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Chris H. Cheesman, Lynn M. Jenkins, Barry Fink and Gary Meltzer are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2023:	$176,551
FY 2024:	$25,730

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2023:	$343,325
FY 2024:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

December 31, 2024

VP Avantis® Global Equity Allocation Fund
Class I (AVVPX)
Class II (AVVAX)
Class Y (AVVYX)

Schedule of Investments

DECEMBER 31, 2024

	Shares	Value
UNDERLYING FUNDS(1) — 99.5%
Domestic Equity Funds — 66.0%
Avantis Inflation Focused Equity ETF	494	$29,711
Avantis Real Estate ETF(2)	370	15,510
Avantis U.S. Equity ETF	1,101	106,720
Avantis U.S. Large Cap Equity ETF	1,492	100,785
Avantis U.S. Large Cap Value ETF	908	60,627
Avantis U.S. Mid Cap Equity ETF	279	18,132
Avantis U.S. Mid Cap Value ETF(2)	280	18,278
Avantis U.S. Small Cap Equity ETF	507	27,561
Avantis U.S. Small Cap Value ETF	145	13,997
		391,321
International Equity Funds — 33.5%
Avantis Emerging Markets Equity ETF	472	27,749
Avantis Emerging Markets Small Cap Equity ETF	99	5,277
Avantis Emerging Markets Value ETF(2)	232	10,718
Avantis International Equity ETF(2)	1,434	88,005
Avantis International Large Cap Value ETF(2)	740	38,406
Avantis International Small Cap Equity ETF	271	14,046
Avantis International Small Cap Value ETF	217	14,122
		198,323
TOTAL UNDERLYING FUNDS (Cost $512,604)		589,644
SHORT-TERM INVESTMENTS — 16.6%
Money Market Funds — 16.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,248	2,248
State Street Navigator Securities Lending Government Money Market Portfolio(3)	96,010	96,010
TOTAL SHORT-TERM INVESTMENTS (Cost $98,258)		98,258
TOTAL INVESTMENT SECURITIES — 116.1% (Cost $610,862)		687,902
OTHER ASSETS AND LIABILITIES — (16.1)%		(95,366)
TOTAL NET ASSETS — 100.0%		$592,536

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $93,937. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $96,010.

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2024
Assets
Investment securities - affiliates, at value (cost of $512,604) — including $93,937 of securities on loan	$589,644
Investment made with cash collateral received for securities on loan, at value (cost of $96,010)	96,010
Investment securities - unaffiliated, at value (cost of $2,248)	2,248
Total investment securities, at value (cost of $610,862)	687,902
Interest receivable	13
Securities lending receivable	853
688,768

Liabilities
Payable for collateral received for securities on loan	96,010
Accrued management fees	210
Distribution fees payable	12
96,232

Net Assets	$592,536

Net Assets Consist of:
Capital (par value and paid-in surplus)	$517,340
Distributable earnings (loss)	75,196
$592,536

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$473,957	41,255	$11.49
Class II, $0.01 Par Value	$59,033	5,138	$11.49
Class Y, $0.01 Par Value	$59,546	5,183	$11.49

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED DECEMBER 31, 2024
Investment Income (Loss)
Income:
Income distributions from underlying funds	$12,012
Securities lending, net	3,016
Interest	158
15,186

Expenses:
Management fees	3,501
Distribution fees - Class II	142
Directors' fees and expenses	17
3,660
Fees waived(1)	(1,180)
2,480

Net investment income (loss)	12,706

Change in net unrealized appreciation (depreciation) on investments in underlying funds	54,539

Net Increase (Decrease) in Net Assets Resulting from Operations	$67,245
(1)Amount consists of $944, $118 and $118 for Class I, Class II and Class Y, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEAR ENDED DECEMBER 31, 2024 AND PERIOD ENDED DECEMBER 31, 2023
Increase (Decrease) in Net Assets	December 31, 2024	December 31, 2023(1)
Operations
Net investment income (loss)	$12,706	$4,634
Net realized gain (loss)	—	(1,844)
Change in net unrealized appreciation (depreciation)	54,539	22,501
Net increase (decrease) in net assets resulting from operations	67,245	25,291

Distributions to Shareholders
From earnings:
Class I	(10,195)	(3,684)
Class II	(1,128)	(403)
Class Y	(1,482)	(541)
Decrease in net assets from distributions	(12,805)	(4,628)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	12,805	504,628

Net increase (decrease) in net assets	67,245	525,291

Net Assets
Beginning of period	525,291	—
End of period	$592,536	$525,291
(1)July 20, 2023 (fund inception) through December 31, 2023.

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2024

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Avantis Global Equity Allocation Fund (the fund) is one fund in a series issued by the corporation. The fund operates as a “fund of funds,” meaning substantially all of the fund's assets will be invested in Avantis exchange-traded funds (ETFs) (the underlying funds). The underlying funds generally represent a broadly diversified basket of equity securities. The fund will assume the risks associated with the underlying funds. Additional information and attributes of each underlying fund are available at avantisinvestors.com. The fund’s investment objective is to seek long-term capital appreciation. The fund offers Class I, Class II and Class Y. All classes of the fund commenced sale on July 20, 2023, the fund's inception date.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss). Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Underlying Funds	$96,010	—	—	—	$96,010
Gross amount of recognized liabilities for securities lending transactions					$96,010
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds. ACIM owns 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended December 31, 2024 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Class I	0.65%	0.44%
Class II	0.65%	0.44%
Class Y	0.30%	0.09%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended December 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2024 were $12,921 and $0, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended December 31, 2024		Period ended December 31, 2023(1)
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Sold	—	—	40,000	$400,000
Issued in reinvestment of distributions	899	$10,195	356	3,684
	899	10,195	40,356	403,684
Class II/Shares Authorized	50,000,000		50,000,000
Sold	—	—	5,000	50,000
Issued in reinvestment of distributions	99	1,128	39	403
	99	1,128	5,039	50,403
Class Y/Shares Authorized	50,000,000		50,000,000
Sold	—	—	5,000	50,000
Issued in reinvestment of distributions	131	1,482	52	541
	131	1,482	5,052	50,541
Net increase (decrease)	1,129	$12,805	50,447	$504,628
(1)July 20, 2023 (fund inception) through December 31, 2023.

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

7. Risk Factors

The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2024 and the period ended July 20, 2023 (fund inception) through December 31, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$12,805	$4,628
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$610,862
Gross tax appreciation of investments	$77,176
Gross tax depreciation of investments	(136)
Net tax appreciation (depreciation) of investments	$77,040
Undistributed ordinary income	—
Accumulated short-term capital losses	$(1,844)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Investments in Underlying Funds

The fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of the underlying funds’ net assets.

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended December 31, 2024 follows (amounts in thousands):

Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis Inflation Focused Equity ETF	$26	$3	—	$1	$30	—	—	$1
Avantis Real Estate ETF(2)	15	1	—	—	16	—	—	1
Avantis U.S. Equity ETF	90	—	—	17	107	1	—	1
Avantis U.S. Large Cap Equity ETF	83	—	—	18	101	1	—	1
Avantis U.S. Large Cap Value ETF	52	—	—	9	61	1	—	1
Avantis U.S. Mid Cap Equity ETF	16	—	—	2	18	—	—	—
Avantis U.S. Mid Cap Value ETF(2)	16	(1)	—	3	18	—	—	—
Avantis U.S. Small Cap Equity ETF	26	—	—	2	28	1	—	—
Avantis U.S. Small Cap Value ETF	13	—	—	1	14	—	—	—
Avantis Emerging Markets Equity ETF	27	—	—	1	28	—	—	1
Avantis Emerging Markets Small Cap Equity ETF	5	—	—	—	5	—	—	—
Avantis Emerging Markets Value ETF(2)	10	—	—	1	11	—	—	1
Avantis International Equity ETF(2)	80	7	—	1	88	1	—	3
Avantis International Large Cap Value ETF(2)	37	1	—	(1)	37	1	—	1
Avantis International Small Cap Equity ETF	13	1	—	—	14	—	—	—
Avantis International Small Cap Value ETF	13	1	—	—	14	—	—	1
	$522	$13	—	$55	$590	6	—	$12
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
(2)Security, or a portion thereof, is on loan.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2024	$10.41	0.25	1.08	1.33	(0.25)	$11.49	12.83%	0.44%	0.65%	2.23%	2.02%	0%	$474
2023(3)	$10.00	0.09	0.41	0.50	(0.09)	$10.41	5.03%	0.44%	0.65%	2.10%	1.89%	24%	$420
Class II
2024	$10.41	0.22	1.08	1.30	(0.22)	$11.49	12.55%	0.69%	0.90%	1.98%	1.77%	0%	$59
2023(3)	$10.00	0.08	0.41	0.49	(0.08)	$10.41	4.91%	0.69%	0.90%	1.85%	1.64%	24%	$52
Class Y
2024	$10.41	0.29	1.08	1.37	(0.29)	$11.49	13.23%	0.09%	0.30%	2.58%	2.37%	0%	$60
2023(3)	$10.00	0.11	0.41	0.52	(0.11)	$10.41	5.19%	0.09%	0.30%	2.45%	2.24%	24%	$53

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)July 20, 2023 (fund inception) through December 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the VP Avantis Global Equity Allocation Fund and the Board of Directors of American Century Variable Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VP Avantis Global Equity Allocation Fund (the “Fund”), the fund constituting American Century Variable Portfolios, Inc., as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year ended December, 31, 2024, and the period from July 20, 2023 (fund inception) through December 31, 2023, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended and the changes in its net assets and financial highlights for the year ended December, 31, 2024, and the period from July 20, 2023 (fund inception) through December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
February 18, 2025

We have served as the auditor of one or more American Century investment companies since 1997.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

For corporate taxpayers, the fund hereby designates $4,894, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended December 31, 2024 as qualified for the corporate dividends received deduction.

For the fiscal year ended December 31, 2024, the fund intends to pass through to shareholders foreign source income of $6,369 and foreign taxes paid of $528, or up to the maximum amount allowable, as a foreign tax credit. Foreign source income and foreign tax expense per outstanding share on December 31, 2024 are $0.1235 and $0.0102, respectively.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-98349 2502

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	February 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	February 25, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	February 25, 2025